Interim Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 6,357	$ 1,366	$ 2,543
Prepaid expenses	66,833	5,178	3,000
Total Current Assets	73,190	6,544	5,543
Intangible Assets (Note 5)	328,857
Total Assets	402,047	6,544	5,543
CURRENT LIABILITIES
Accounts payable and accrued charges	38,600	33,655	48,169
License fee payable (Note 6 and 3)	33,500	33,500	33,500
Related party loan (Note 10)	300		490
Demand notes and accrued interest payable (Note 4, 8 and Note 9(e))	20,236		126,498
Convertible notes payable (Note 5)		163,000	163,000
Convertible notes and accrued interest payable (Note 9 and 6)	380,747	297,766
TOTAL LIABILITIES	473,383	364,921	371,657
Capital Stock: (Note 11 and 12)
Common stock value	19,842	18,057	16,757
Additional Paid in Capital:
Common shares	323,910	197,845	119,145
Shares subscribed			30,000
Accumulated deficit	(758,182)	(574,279)	(532,016)
Total stockholders' deficit	(71,336)	(358,377)	(366,114)
Total liabilities and stockholders' deficit	402,047	6,544	5,543
Series A Preferred Stock [Member]
Capital Stock: (Note 11 and 12)
Preferred stock value	93
Additional Paid in Capital:
Preferred shares	168,023
Series B Preferred Stock [Member]
Capital Stock: (Note 11 and 12)
Preferred stock value	10
Additional Paid in Capital:
Preferred shares	174,968
Series C Preferred Stock [Member]
Capital Stock: (Note 11 and 12)
Preferred stock value